Accumulated Other Comprehensive Losses (Details) - Schedule of accumulated Other Comprehensive Losses - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	¥ (2,290,452)	¥ (6,255,637)
Foreign currency translation adjustment	(16,166,094)	3,965,185
Balance	(18,456,546)	(2,290,452)
Unrealized gain on investment securities Before tax amount [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before tax amount, Balance	228,053	2,252,159
Other comprehensive loss, net Before tax amount	(228,053)	(2,024,106)
Before tax amount		228,053
Unrealized gain on investment securities Income Tax (expense) or benefit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income Tax (expense) or benefit, Balance	(57,013)	(563,040)
Other comprehensive loss, net Income Tax (expense) or benefit	57,013	506,027
Income Tax (expense) or benefit, Balance		(57,013)
Unrealized gain on investment securities Net-of-tax amount [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	171,040	1,689,119
Other comprehensive loss, net Net-of-tax amount	¥ (171,040)	(1,518,079)
Balance		¥ 171,040